TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Liabilities and Assets
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax liabilities and assets are as follows:

	December 31,
	2020	2019
Deferred tax asset (liability):
Tax loss carry-forwards	$6,254	$6,089
Accruals for interest	283	283
R&D expenses	42	148
Allowances for credit losses and accruals for employee benefits	45	76
Depreciation and amortization	5	16
Deferred tax asset before valuation allowance	6,629	6,612
Goodwill	(351)	(746)
Valuation allowance	(6,107)	(6,029)
Deferred tax asset (liability), net	$171	$(163)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2020	2019	2018
Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$(2,103)	$(188)	$(840)
Tax rates	23%	23%	23%
Theoretical tax benefit	$(484)	$(43)	$(193)
Decrease in taxes resulting from:
Non - deductible expenses	(116)	38	37
Loss and timing differences for which no deferred tax was provided	264	(2)	187
Tax adjustment in respect of different tax rate of subsidiaries	9	3	6
Changes in provision for uncertain tax positions	2	8	9
Taxes on income, net, as reported in the statements of operations	$(325)	$4	$46

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
Loss before income (expense) taxes is comprised as follows:
	Year ended December 31,
	2020	2019	2018
Domestic	$(320)	$(217)	$(803)
Foreign	(1,783)	29	(37)
	$(2,103)	$(188)	$(840)

Schedule of Components of Income Taxes
Taxes on income are comprised as follows:

	Year ended December 31,
	2020	2019	2018
Current	$10	$22	$11
Deferred	(335)	(18)	35
	$(325)	$4	$46
Domestic	$-	$-	$-
Foreign	(325)	4	46
	$(325)	$4	$46

Reconciliation of Total Unrecognized Tax Benefits
As of December 31, 2020, the Company recorded a liability for unrecognized tax benefits of $158. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	2020	2019

Balance as of beginning of the year	$156	$148
Cumulative translation adjustments and other	2	8

Balance at the end of the year	$158	$156